CONSOLIDATED STATEMENTS OF SHAREOWNERS' EQUITY (USD $) In Thousands, unless otherwise specified		Total	Total Protective Life Corporation's shareowners' equity	Common Stock	Additional Paid-In-Capital	Treasury Stock	Unallocated Stock in ESOP	Retained Earnings	Net Unrealized Gains / (Losses) on Investments	Accumulated Gain / (Loss) Derivatives	Minimum Pension Liability Adjustments	Non controlling Interest	Comprehensive Income
Balance at Dec. 31, 2008		$ 761,095	$ 761,095	$ 36,626	$ 448,481	$ (26,978)	$ (474)	$ 1,970,496	$ (1,575,028)	$ (46,762)	$ (45,266)
Increase (decrease) in shareowners' equity
Cumulative effect of changes in accounting principle, net of tax	[1]	(470,538)	(470,538)					(447,217)	(23,321)
Net income for the period		249,137	249,137					249,137					249,137
Net income for the period at Jan. 01, 2009 (Scenario Previously Reported)		271,488
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		1,268,814	1,268,814						1,268,814				1,268,814
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		103,563	103,563						103,563				103,563
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		(31,021)	(31,021)						(31,021)				(31,021)
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		27,904	27,904							27,904			27,904
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		531	531							531			531
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(907)	(907)								(907)		(907)
Comprehensive income		1,618,021	1,618,021										1,618,021
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(37,340)	(37,340)					(37,340)
Equity offering/Capital paid in		133,650	133,650	7,762	125,888
Stock-based compensation		3,567	3,567		2,518	1,049
Allocation of stock to employee accounts		474	474				474
Balance at Dec. 31, 2009 (Scenario Previously Reported)		2,008,929	2,008,929					1,735,076
Balance at Dec. 31, 2009		2,008,929		44,388	576,887	(25,929)			(256,993)	(18,327)	(46,173)
Increase (decrease) in shareowners' equity
Net income for the period		224,869	225,314					225,314				(445)	224,869
Net income for the period at Jan. 01, 2010 (Scenario Previously Reported)		259,796
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		612,588	612,588						612,588				612,588
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		(9,699)	(9,699)						(9,699)				(9,699)
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		21,321	21,321						21,321				21,321
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		7,630	7,630							7,630			7,630
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		(1,105)	(1,105)							(1,105)			(1,105)
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(1,392)	(1,392)								(1,392)		(1,392)
Comprehensive income		854,212	854,657									(445)	854,212
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(46,250)	(46,250)					(46,250)
Stock-based compensation		9,562	9,562		9,705	(143)
Change in equity of noncontrolling interest		(539)										(539)
Balance at Dec. 31, 2010 (Scenario Previously Reported)		3,330,103
Balance (Restatement Adjustment)		14,290	14,290					14,290
Balance at Dec. 31, 2010		2,840,204	2,841,188	44,388	586,592	(26,072)		1,928,430	367,217	(11,802)	(47,565)	(984)
Increase (decrease) in shareowners' equity
Net income for the period		315,637	315,392					315,392				245	315,637
Net income for the period at Jan. 01, 2011 (Scenario Previously Reported)		339,315
Change in net unrealized gains/losses on investments (net of income tax - 2011 - $400,848; 2010 - $330,213 and 2009 - $697,922, respectively)		744,447	744,447						744,447				744,447
Reclassification adjustment for investment amounts included in net income (net of income tax - 2011 - $(14,671), 2010 - $(5,335) and 2009 - $(56,510), respectively)		(27,261)	(27,261)						(27,261)				(27,261)
Change in net unrealized gains/losses relating to other-than-temporary impaired investments for which a portion has been recognized in earnings (net of income tax - 2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)		(24,524)	(24,524)						(24,524)				(24,524)
Change in accumulated gain (loss) derivatives (net of income tax - 2011 - $2,382, 2010 - $4,441 and 2009 - $(15,502), respectively)		4,424	4,424							4,424			4,424
Reclassification adjustment for derivatives amounts included in net income (net of income tax - 2011 - $(138), 2010 - $(614) and 2009 - $(295), respectively)		(256)	(256)							(256)			(256)
Change in postretirement benefits liability adjustment (net of income tax - 2011 - $(10,358), 2010 - $(749) and 2009 - $(489), respectively)		(19,236)	(19,236)								(19,236)		(19,236)
Comprehensive income		993,231	992,986									245	993,231
Cash dividends (2011 - $0.620 per share, 2010 - $0.540 per share and 2009 - $0.48 per share, respectively)		(52,503)	(52,503)					(52,503)
Repurchase of common stock		(82,671)	(82,671)			(82,671)
Stock-based compensation		12,517	12,517		11,514	1,003
Change in equity of noncontrolling interest		(11)										(11)
Balance at Dec. 31, 2011 (Scenario Previously Reported)		4,219,715
Balance at Dec. 31, 2011		$ 3,710,767	$ 3,711,517	$ 44,388	$ 598,106	$ (107,740)		$ 2,191,319	$ 1,059,879	$ (7,634)	$ (66,801)	$ (750)

[1]	See accompanying Notes to Consolidated Financial Statements, which include a summary of revisions to prior year balances in connection with a change in accounting principles